Restricted Cash	12 Months Ended
Dec. 31, 2024
Cash [abstract]
Restricted Cash
8.
Restricted cash

As at	December 31, 2024	December 31, 2023
Captive insurance	19,815	19,616
Other	—	275
	19,815	19,891

The Company has secured insurance coverage for its directors and officers through two separate captive insurance structures (note 3).